Lease arrangements	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Lease arrangements

23 Lease arrangements

Accounting policy

All leases where RELX is the lessee (with the exception of short term and low value leases) are recognised in the statement of financial position. A lease liability is recognised based on the present value of the future lease payments, and a corresponding right-of-use asset is recognised. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the asset. Lease payments are apportioned between finance charges and a reduction of the lease liability.

Low value items and short-term leases with a term of 12 months or less are not required to be recognised on the balance sheet and payments made in relation to these leases are recognised on a straight-line basis in the income statement.

The leases held by the Group can be split into two categories, property and non-property. The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located. Non-property includes all other leases, such as cars and printers.

Right-of-use assets

	Property £m	Non- property £m	2018 £m	Property £m	Non- property £m	Restated 2017 £m
At start of year	264	23	287	298	27	325
Additions	26	5	31	41	5	46
Acquisitions	7	5	12	–	–	–
Remeasurement	13	–	13	8	–	8
Disposals	(2)	(8)	(10)	(8)	0	(8)
Depreciation	(68)	(9)	(77)	(67)	(8)	(75)
Exchange translation differences	6	1	7	(8)	(1)	(9)
At end of year	246	17	263	264	23	287

Lease liability

	2018 £m	Restated 2017 £m
Current
Property	(83)	(81)
Non-property	(9)	(8)
Non-current
Property	(260)	(295)
Non-property	(8)	(7)
Total	(360)	(391)

Interest expense on the lease liabilities recognised within finance costs was £14m (2017: £17m 2016: £18m).

As at 31 December 2018, RELX was committed to leases with future cash outflows totalling £40m which had not yet commenced and as such are not accounted for as a liability as at 31 December 2018. A liability and corresponding right of use asset will be recognised for these leases at the lease commencement date.

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor.  The finance lease receivable balance held is as follows:

	2018 £m	Restated 2017 £m
Net finance lease receivable	49	57